AMERICAN CENTURY GOVERNMENT INCOME TRUST

PROSPECTUS SUPPLEMENT (INVESTOR CLASS)

CAPITAL PRESERVATION * GOVERNMENT AGENCY MONEY MARKET
SHORT-TERM TREASURY * INTERMEDIATE-TERM TREASURY * LONG-TERM TREASURY INFLATION-ADJUSTED TREASURY * SHORT-TERM GOVERNMENT * GNMA

Supplement dated November 1, 1999 * Prospectus dated August 1, 1999

The following should replace the chart under "What are the funds' primary investment strategies and principal risks?" on page 2 of the Investor Class Prospectus.

Fund                     Primary Investments                          Principal Risks
---------------------------------------------------------------------------------------------------
Capital Preservation     Very short-term U.S. Treasury securities     Lowest interest rate risk
---------------------------------------------------------------------------------------------------
Government Agency        Very short-term U.S. government securities   Very low credit risk
Money Market                                                          Lowest interest rate risk
---------------------------------------------------------------------------------------------------
Short-Term Treasury      U.S. Treasury securities that mature         Low interest rate risk
                         in three years or less
---------------------------------------------------------------------------------------------------
Intermediate-Term        U.S. Treasury securities that mature         Interest rate risk
Treasury                 in three years or more
---------------------------------------------------------------------------------------------------
Long-Term Treasury       U.S. Treasury securities that mature         High interest rate risk
                         in 10 years or more
---------------------------------------------------------------------------------------------------
Short-Term Government    U.S. government securities that mature       Some credit risk
                         in three years or less                       Low interest rate risk
---------------------------------------------------------------------------------------------------
GNMA Fund                Ginnie Maes, which are mortgage-backed       Interest rate risk
                         securities issued by Government National     Low credit risk
                         Mortgage Association
---------------------------------------------------------------------------------------------------
Inflation Adjusted       Inflation-indexed U.S. Treasury securities   Interest rate risk
Treasury

The following replaces the highest and lowest quarterly return chart on page 3 of the Investor Class Prospectus.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest                Lowest
--------------------------------------------------------------------------------
Capital Preservation                2.12% (2Q 1989)        0.63% (2Q 1993)
--------------------------------------------------------------------------------
Government Agency Money Market      2.06% (1Q 1990)        0.65% (2Q 1993)

The following replaces the third paragraph on page 12 of the Investor Class Prospectus.

The fund also may buy traditional U.S. Treasury securities that are not inflation-indexed.

The fund also may buy inflation-indexed securities issued by the U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.

The following replaces the third paragraph on page 14 of the Investor Class Prospectus. The fifth paragraph on this page should be deleted.

The fund also may buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The section entitled "Inflation Risk" on page 16 of the Investor Class Prospectus should be deleted.

The last column entitled "Inflation Risk" in the chart on page 17 of the Investor Class Prospectus should be deleted.

The following replaces the fifth paragraph on page 19 of the Investor Class Prospectus.

CASEY COLTON

Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

SH-SPL-18583  9911

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PROSPECTUS SUPPLEMENT (ADVISOR CLASS)

GOVERNMENT AGENCY MONEY MARKET * SHORT-TERM TREASURY
INTERMEDIATE-TERM TREASURY * LONG-TERM TREASURY
INFLATION-ADJUSTED TREASURY * SHORT-TERM GOVERNMENT * GNMA

Supplement dated November 1, 1999 * Prospectus dated August 1, 1999

The following should replace the chart under "What are the funds' primary investment strategies and principal risks?" on page 2 of the Advisor Class Prospectus.

Fund                     Primary Investments                             Principal Risks
------------------------------------------------------------------------------------------------------
Government Agency        Very short-term U.S. government securities      Very low credit risk
Money Market                                                             Lowest interest rate risk
------------------------------------------------------------------------------------------------------
Short-Term Treasury      U.S. Treasury securities that mature            Low interest rate risk
                         in three years or less
------------------------------------------------------------------------------------------------------
Intermediate-Term        U.S. Treasury securities that mature            Interest rate risk
Treasury                 in three years or more
------------------------------------------------------------------------------------------------------
Long-Term Treasury       U.S. Treasury securities that mature            High interest rate risk
                         in 10 years or more
------------------------------------------------------------------------------------------------------
Short-Term Government    U.S. government securities that mature          Some credit risk
                         in three years or less                          Low interest rate risk
------------------------------------------------------------------------------------------------------
GNMA Fund                Ginnie Maes, which are mortgage-backed          Interest rate risk
                         securities issued by Government National        Low credit risk
                         Mortgage Association
------------------------------------------------------------------------------------------------------
Inflation Adjusted       Inflation-indexed U.S. Treasury securities      Interest rate risk
Treasury

The following replaces the section "What is the difference between the three funds?" on page 7 of the Advisor Class Prospectus.

WHAT IS THE DIFFERENCE BETWEEN THE THREE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                   Expected Weighted Average Maturity Range
--------------------------------------------------------------------------------
Short-Term Treasury                13 months-3 years
--------------------------------------------------------------------------------
Intermediate-Term Treasury         3-10 years
--------------------------------------------------------------------------------
Long-Term Treasury                 10-30 years

The following replaces the third paragraph on page 8 of the Advisor Class Prospectus.

The fund also may buy traditional U.S. Treasury securities that are not inflation-indexed.

The fund also may buy inflation-indexed securities issued by the U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.

The following replaces the third paragraph on page 10 of the Advisor Class Prospectus. The fifth paragraph on this page should be deleted.

The fund also may buy U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The section entitled "Inflation Risk" on page 12 of the Advisor Class Prospectus should be deleted.

The last column entitled "Inflation Risk" in the chart on page 13 of the Advisor Class Prospectus should be deleted.

The following replaces the fifth paragraph on page 15 of the Advisor Class Prospectus.

CASEY COLTON

Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

SH-SPL-18639  9911